Related party transactions - Schedule of Amounts Due from/to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [Line Items]
Amounts due from related parties, current	$ 56,984	$ 611
Amounts due to related parties	6,931	3,822
Shopline Group
Related party transactions [Line Items]
Amounts due from related parties, current	56,316	0
Huya [Member]
Related party transactions [Line Items]
Amounts due to related parties	4,363	56
Other Related Party [Member]
Related party transactions [Line Items]
Amounts due from related parties, current	668	611
Amounts due to related parties	1,056	2,112
Xiaomi Group [Member]
Related party transactions [Line Items]
Amounts due to related parties	1,384	494
Guangzhou Sunhongs [Member]
Related party transactions [Line Items]
Amounts due to related parties	$ 128	$ 1,160